Restructuring Activities (Tables)	9 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Schedule of the Company's Restructuring Reserves and Related Activities
The Company’s consolidated restructuring reserves and related activity are summarized below.

	Employee Termination Benefits	Lease Abandonment Costs	Total
Balance, March 31, 2018	$718	$1,235	$1,953
Expense	1,715	—	1,715
Utilization	(1,557)	(623)	(2,180)
Balance, March 31, 2019	876	612	1,488
Expense	905	—	905
Utilization	(1,076)	(252)	(1,328)
Balance, March 31, 2020	$705	$360	$1,065